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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-23326
                AMERICAN BEACON SOUND POINT ENHANCED INCOME FUND
               (Exact name of registrant as specified in charter)

          220 East Las Colinas Blvd., Suite 1200, Irving, Texas 75039
              (Address of principal executive offices)-(Zip Code)

                        Gene L. Needles, Jr., President
                          220 East Las Colinas Blvd.,
                        Suite 1200, Irving, Texas 75039
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (817)-391-6100

                            Date of fiscal year end:

             Date of reporting period: July 1, 2018 - June 30, 2019

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******************************* FORM N-PX REPORT *******************************

=============== American Beacon Sound Point Enhanced Income Fund ===============


There were no matters relating to a portfolio security considered at any shareholder meeting held during the year ended June 30, 2019 with respect to which this series was entitled to vote.


========== END NPX REPORT


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SIGNATURES

 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant): American Beacon Funds

  By /s/ Gene L. Needles, Jr.
 ------------------------------
 Gene L. Needles, Jr.
 President
 Date: August 22, 2019


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